Financial instruments	12 Months Ended
Dec. 31, 2016
Financial instruments
35 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
– Fair value option; and
– Disclosures about >>>fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.
From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Group’s financial instruments are carried at >>>fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain >>>CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain >>>OTC derivative instruments and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and >>>CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are daily settled.
The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as >>>credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Group’s own credit spreads (known as >>>debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current >>>CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master >>>netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
– Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.
Assets and liabilities measured at fair value on a recurring basis
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,193	3,977	–		–		65,668
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,326	1,674	–		–		14,180
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,490	3,795	240	–		1,346		63,871
Derivatives	5,631	224,142	4,305	(207,296)		–		26,782
of which interest rate products	3,074	133,834	748	–		–		–
of which foreign exchange products	18	61,448	355	–		–		–
of which equity/index-related products	2,538	20,519	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,319	4,243	–		–		8,829
Trading assets	95,886	262,449	12,765	(207,296)		1,346		165,150
Debt	294	2,034	72	–		–		2,400
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	86	0	–		–		89
Investment securities	297	2,120	72	–		–		2,489
Private equity	0	0	8	–		574		582
of which equity funds	0	0	0	–		240		240
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,104		4,096
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,359	1,679	(915)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,790	374,486	23,390	(208,211)		3,450		320,905
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(116)	–		(565)		(681)
Less assets consolidated under ASU 2009-17 [3]	0	(829)	(300)	–		–		(1,129)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,790	373,657	22,974	(208,211)		2,885		319,095
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	437	0	–		–		437
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,365	191	41	–		1		16,598
Derivatives	5,407	229,051	3,673	(217,762)		–		20,369
of which interest rate products	2,946	126,422	538	–		–		–
of which foreign exchange products	18	71,006	150	–		–		–
of which equity/index-related products	2,442	22,219	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,148	232,806	3,737	(217,762)		1		44,930
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	59,453	13,415	–		–		72,868
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	5,482	1	–		–		5,483
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,823	1,684	(1,014)		–		9,493
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,473	329,033	19,832	(218,776)		1		187,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,047	4,563	–		–		80,542
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,762	1,745	–		–		17,520
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,210	4,195	871	–		1,685		70,961
Derivatives	2,625	265,014	4,831	(244,105)		–		28,365
of which interest rate products	657	167,173	791	–		–		–
of which foreign exchange products	104	59,740	383	–		–		–
of which equity/index-related products	1,857	19,803	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,801	321,825	14,531	(244,105)		1,685		190,737
Debt	1,538	1,318	148	–		–		3,004
of which foreign governments	1,322	94	0	–		–		1,416
of which corporates	0	285	0	–		–		285
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,540	1,402	148	–		–		3,090
Private equity	0	0	0	–		1,042		1,042
of which equity funds	0	0	0	–		437		437
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	366	–		840		1,229
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,035	–		2,177		4,237
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	19,002	7,087	(1,149)		–		25,627
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,980	438,181	33,021	(245,254)		3,862		356,790
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,980	428,960	29,344	(245,254)		3,389		343,419
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	482	0	–		–		482
Customer deposits	0	3,409	254	–		–		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,875	154	45	–		6		17,080
Derivatives	3,062	269,788	4,554	(253,918)		–		23,486
of which interest rate products	671	160,181	578	–		–		–
of which foreign exchange products	82	70,381	329	–		–		–
of which equity/index-related products	2,299	22,015	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,037	274,231	4,615	(253,918)		6		48,971
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	66,808	14,123	–		–		80,931
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	5,476	0	–		–		5,476
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	10,224	2,491	(961)		–		11,754
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	51,989	391,151	21,555	(254,879)		6		209,822
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 2016, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets were primarily in exchange traded derivatives and debt securities as prices became observable. The transfers from trading liabilities were primarily in exchange traded derivatives as prices became observable.
In 2016, transfers out of level 1 to level 2 were primarily from trading assets and investment securities. The transfers from trading assets were primarily in debt and equity securities for which suitable closing prices were unobtainable as of the end of 2016. The transfers from investment securities were in debt securities for which suitable closing prices were unobtainable as of the end of 2016.
Transfers between level 1 and level 2
in	2016		2015
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	2,012	1,698	85	187
Equity	723	1,074	566	1,257
Derivatives	3,404	0	4,328	24
Trading assets	6,139	2,772	4,979	1,468
Investment securities	0	1,229	0	0
Liabilities (CHF million)
Debt	2	46	108	79
Equity	108	166	85	139
Derivatives	4,047	29	4,552	114
Trading liabilities	4,157	241	4,745	332
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	0	0	0	49	(49)	0	0	0		1	0		0	0		0	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0		0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Debt	4,563	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0		0	213	3,977
of which corporates	1,745	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0		0	107	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0		0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0		0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0		0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0		0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0		0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0		0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0		0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0		0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0		0	153	4,243
Trading assets	14,531	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0		0	511	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0		0	4	72
Equity	366	7	(2)	146	(281)	0	0	0		31	0		22	0		0	29	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0		0	53	1,588
Other investments	2,035	7	(2)	332	(634)	0	0	0		64	0		22	0		0	82	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0		0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0		0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0		0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0		0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0		0	194	1,679
of which loans held-for-sale [2]	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0		0	180	1,316
Total assets at fair value	33,021	5,792	(7,340)	11,708	(18,297)	6,235	(8,936)	(131)		238	0		7	0		0	1,093	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0		41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0		0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0		0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0		0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0		0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0		0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0		0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1		240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1		240	392	12,434
of which non-recourse liabilities	3,197	0	(3)	0	0	182	(3,398)	3		48	0		0	0		0	(12)	17
Other liabilities	2,491	208	(226)	219	(376)	17	(612)	(72)		(160)	(1)		139	0		0	57	1,684
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0		0	8	219
Total liabilities at fair value	21,555	5,706	(3,716)	370	(461)	6,624	(11,480)	(35)		258	(4)		130	1		281	603	19,832
Net assets/(liabilities) at fair value	11,466	86	(3,624)	11,338	(17,836)	(389)	2,544	(96)		(20)	4		(123)	(1)		(281)	490	3,558
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (182) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,461	1,591	(1,465)	2,942	(2,958)	0	0	(30)		218	0		0	(196)	4,563
of which corporates	1,430	823	(469)	1,273	(1,373)	0	0	(17)		185	0		0	(107)	1,745
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	896	749	(702)	1,185	(1,010)	0	0	(34)		(210)	0		0	(3)	871
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,323	1,157	(894)	4,086	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	16,503	5,807	(4,304)	8,213	(8,244)	1,493	(4,167)	(60)		(355)	0		0	(355)	14,531
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	549	1	(9)	54	(147)	0	0	0		(19)	0		(22)	(41)	366
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	2,383	1	(9)	255	(508)	0	0	0		(20)	0		(22)	(45)	2,035
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	35,857	11,188	(9,541)	13,740	(13,604)	6,055	(9,024)	(61)		(742)	(4)		(27)	(816)	33,021
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,363	249	(1,240)	184	(218)	10	(245)	11		18	8		408	(57)	2,491
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,583	5,477	(8,003)	251	(279)	9,440	(8,687)	14		(1,508)	8		385	(126)	21,555
Net assets/(liabilities) at fair value	11,274	5,711	(1,538)	13,489	(13,325)	(3,385)	(337)	(75)		766	(12)		(412)	(690)	11,466
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2016				2015
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(116)	(119)	(235)	[1]	691	(424)	267	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	26	151		83	15	98
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 2016 were CHF 5,792 million, primarily from trading assets and loans. The transfers were primarily in the corporate credit, emerging market and fixed income businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2016 were CHF 7,340 million, primarily in trading assets, loans and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit and emerging market businesses due to improved observability of pricing data, increased availability of pricing information from external providers and due to a more granular assessment of the leveling process.
Transfers into level 3 assets during 2015 were CHF 11,188 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit, equity derivatives and emerging market businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2015 were CHF 9,541 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, equity derivatives and alternative investment businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The results of these meetings are aggregated for presentation to the Valuation Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.
Product Control utilizes independent pricing service data as part of its review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates or other inputs. In addition, there may be uncertainty about a valuation resulting from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under >>>repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over-collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price and correlation. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of >>>RMBS, >>>CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include market comparable price and earnings before interest, taxes, depreciation and amortization (EBITDA) multiple.
Derivatives
>>>Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate, basis spread, gap risk and funding spread.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate, correlation and contingent probability.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include volatility, buyback probability, gap risk and correlation.
Generally, the interrelationship between the volatility and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread and correlation. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include SPIA and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as CFEs, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Accrual based loans in the Group’s private, corporate and institutional banking businesses, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.
Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread, mean reversion and price.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of EBITDA multiple, market implied life expectancy (for life finance instruments), buyback probability, correlation, contingent probability, price, volatility, volatility skew or funding spread, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate, gap risk, recovery rate or credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would increase the fair value. An increase in the significant unobservable input basis spread would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,563
of which corporates	1,745
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
of which	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
of which	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,531
Investment securities	148	–	–		–	–	–
Other equity investments	366	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,035
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
of which	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
of which	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,684
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,832
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,491
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,555
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low >>>PD or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2016							2015
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	65		1,281	[1]	1,346	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(1)		(1)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	65		1,280		1,345	0		81		1,600		1,681	0
Debt funds	215		77		292	0		184		76		260	1
Equity funds	2		51		53	0		0		0		0	0
Others	0		201		201	0		0		35		35	0
Hedge funds	217		329	[3]	546	0		184		111	[4]	295	1
Debt funds	5		0		5	20		11		0		11	17
Equity funds	240		0		240	42		437		0		437	115
Real estate funds	212		0		212	50		282		0		282	76
Others	117		0		117	58		312		0		312	141
Private equities	574		0		574	170		1,042		0		1,042	349
Equity method investments	347		637		984	218		660		196		856	100
Total funds held in other investments	1,138		966		2,104	388		1,886		307		2,193	450
Total fair value	1,203	[5]	2,246	[6]	3,449	388	[7]	1,967	[5]	1,907	[6]	3,874	450	[7]
1
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 334 million and CHF 464 million attributable to noncontrolling interests in 2016 and 2015, respectively.
6 Includes CHF 231 million and CHF 9 million attributable to noncontrolling interests in 2016 and 2015, respectively.
7 Includes CHF 88 million and CHF 176 million attributable to noncontrolling interests in 2016 and 2015, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use. Nonrecurring measurements are completed as of the end of the period unless otherwise stated.
Nonrecurring fair value changes
end of	2016	2015
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the investment banking businesses and International Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a >>>fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.
Loans
The Group has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured >>>repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.
Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2016			2015
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,276	4,495	(3,219)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	26	25	1	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	87,208	123	83,565	83,397	168
Loans	19,528	20,144	(616)	20,820	22,289	(1,469)
Other assets [1]	8,369	11,296	(2,927)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,120)	(1,059)	(61)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(19,638)	4	(32,398)	(32,381)	(17)
Short-term borrowings	(4,061)	(4,017)	(44)	(3,112)	(3,263)	151
Long-term debt	(72,868)	(76,123)	3,255	(80,931)	(85,335)	4,404
Other liabilities	(727)	(2,331)	1,604	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2016		2015		2014
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	2	[1]	8	[1]
of which related to credit risk	1		(1)		(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,440	[1]	1,279	[1]	913	[1]
Other investments	212	[2]	242	[3]	370	[3]
of which related to credit risk	(3)		0		5
Loans	1,643	[1]	439	[1]	10	[2]
of which related to credit risk	(16)		(236)		(151)
Other assets	(518)	[2]	111	[1]	1,302	[1]
of which related to credit risk	(199)		(511)		387
Due to banks and customer deposits	(12)	[1]	4	[2]	(59)	[2]
of which related to credit risk	(22)		19		(17)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(112)	[1]	55	[2]	205	[2]
Short-term borrowings	323	[2]	439	[2]	152	[2]
Long-term debt	(1,235)	[2]	5,317	[2]	858	[2]
of which related to credit risk	22		207	[4]	599	[4]
Other liabilities	456	[2]	316	[3]	(169)	[2]
of which related to credit risk	306		(93)		(156)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (108) million and CHF 261 million in 2015, respectively, and CHF 336 million and CHF 261 million in 2014, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.
The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities which are recorded through AOCI. The table includes both the amount of change during the period and cumulatively that is attributable to the changes in instrument-specific credit risk. In addition it includes the gains and losses related to instrument-specific credit risk that was previously recorded in AOCI that have been transferred during the period to net income.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	2016	Cumulatively		2016
Financial instruments (CHF million)
Deposits	(29)	(34)		0
Short-term borrowings	0	(1)		0
Long-term debt	(1,422)	(658)		0
of which treasury debt over two years	(464)	27		0
of which structured notes over two years	(958)	(676)		0
Total	(1,451)	(693)		0
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and >>>fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2016 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	0	47,508	0	47,508
Loans	252,535	0	256,020	4,602	260,622
Other financial assets [1]	171,514	121,075	49,353	1,436	171,864
Financial liabilities
Due to banks and deposits	374,620	199,721	174,877	0	374,598
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,448	0	122,220	521	122,741
Other financial liabilities [2]	62,291	1,595	60,573	125	62,293
2015 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	0	39,485	0	39,485
Loans	248,326	0	250,639	6,150	256,789
Other financial assets [1]	148,491	92,547	54,359	1,893	148,799
Financial liabilities
Due to banks and deposits	359,614	206,475	153,545	0	360,020
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	116,676	0	117,321	778	118,099
Other financial liabilities [2]	63,921	32	63,440	578	64,050
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
34 Financial instruments
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,200	3,977	–		–		65,675
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,332	1,674	–		–		14,186
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,492	3,795	240	–		1,346		63,873
Derivatives	5,633	224,461	4,305	(207,421)		–		26,978
of which interest rate products	3,074	133,891	748	–		–		–
of which foreign exchange products	18	61,452	355	–		–		–
of which equity/index-related products	2,538	20,777	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,320	4,243	–		–		8,830
Trading assets	95,890	262,776	12,765	(207,421)		1,346		165,356
Debt	103	1,929	72	–		–		2,104
of which foreign governments	103	1,207	0	–		–		1,310
of which corporates	0	283	0	–		–		283
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	2	86	0	–		–		88
Investment securities	105	2,015	72	–		–		2,192
Private equity	0	0	8	–		565		573
of which equity funds	0	0	0	–		232		232
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		985		1,381
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,096		4,088
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,202	1,679	(758)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,602	374,551	23,390	(208,179)		3,442		320,806
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(116)	–		(565)		(681)
Less assets consolidated under ASU 2009-17 [3]	0	(829)	(300)	–		–		(1,129)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,602	373,722	22,974	(208,179)		2,877		318,996
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	445	0	–		–		445
Customer deposits	0	3,157	410	–		–		3,567
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,387	191	41	–		1		16,620
Derivatives	5,407	229,300	3,673	(218,012)		–		20,368
of which interest rate products	2,946	126,200	538	–		–		–
of which foreign exchange products	18	71,009	150	–		–		–
of which equity/index-related products	2,442	22,687	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,170	233,055	3,737	(218,012)		1		44,951
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	58,555	13,415	–		–		71,970
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	4,584	1	–		–		4,585
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,624	1,679	(816)		–		9,487
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,495	328,184	19,827	(218,828)		1		186,679
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,050	4,564	–		–		80,546
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,765	1,746	–		–		17,524
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,351	4,195	871	–		1,685		71,102
Derivatives	2,625	265,362	4,831	(244,239)		–		28,579
of which interest rate products	657	167,269	791	–		–		–
of which foreign exchange products	104	59,742	383	–		–		–
of which equity/index-related products	1,857	20,053	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,942	322,176	14,532	(244,239)		1,685		191,096
Debt	1,322	1,142	148	–		–		2,612
of which foreign governments	1,322	0	0	–		–		1,322
of which corporates	0	281	0	–		–		281
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,324	1,226	148	–		–		2,698
Private equity	0	0	0	–		1,033		1,033
of which equity funds	0	0	0	–		428		428
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	365	–		840		1,228
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,034	–		2,168		4,227
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	18,863	7,087	(1,011)		–		25,626
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,905	438,217	33,021	(245,250)		3,853		356,746
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,905	428,996	29,344	(245,250)		3,380		343,375
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	3,402	254	–		–		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,899	154	45	–		6		17,104
Derivatives	3,062	270,135	4,554	(254,206)		–		23,545
of which interest rate products	671	160,026	578	–		–		–
of which foreign exchange products	82	70,382	329	–		–		–
of which equity/index-related products	2,299	22,515	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,061	274,578	4,615	(254,206)		6		49,054
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	65,879	14,123	–		–		80,002
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	4,547	0	–		–		4,547
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	9,999	2,483	(737)		–		11,745
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	52,013	390,345	21,547	(254,943)		6		208,968
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
in	2016		2015
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	2,012	1,698	85	187
Equity	723	1,074	566	1,257
Derivatives	3,404	0	4,328	24
Trading assets	6,139	2,772	4,979	1,468
Investment securities	0	1,229	0	0
Liabilities (CHF million)
Debt	2	46	108	79
Equity	108	166	85	139
Derivatives	4,047	29	4,552	114
Trading liabilities	4,157	241	4,745	332
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	0	0	0	49	(49)	0	0	0		1	0		0	0	0	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0	0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Debt	4,564	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0	0	212	3,977
of which corporates	1,746	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0	0	106	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0	0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0	0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0	0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0	0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0	0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0	0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0	0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0	0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0	0	153	4,243
Trading assets	14,532	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0	0	510	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0	0	4	72
Equity	365	7	(2)	123	(258)	0	0	0		31	0		22	0	0	30	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0	0	53	1,588
Other investments	2,034	7	(2)	309	(611)	0	0	0		64	0		22	0	0	83	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0	0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0	0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0	0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0	0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0	0	194	1,679
of which loans held-for-sale [2]	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0	0	180	1,316
Total assets at fair value	33,021	5,792	(7,340)	11,685	(18,274)	6,235	(8,936)	(131)		238	0		7	0	0	1,093	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0	41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0	0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0	0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0	0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0	0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0	0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0	0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1	240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1	240	392	12,434
of which non-recourse liabilities	3,197	0	(3)	0	0	182	(3,398)	3		48	0		0	0	0	(12)	17
Other liabilities	2,483	208	(226)	219	(376)	17	(611)	(72)		(160)	(1)		139	0	0	59	1,679
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0	0	8	219
Total liabilities at fair value	21,547	5,706	(3,716)	370	(461)	6,624	(11,479)	(35)		258	(4)		130	1	281	605	19,827
Net assets/(liabilities) at fair value	11,474	86	(3,624)	11,315	(17,813)	(389)	2,543	(96)		(20)	4		(123)	(1)	(281)	488	3,563
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (182) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,461	1,591	(1,464)	2,942	(2,958)	0	0	(30)		218	0		0	(196)	4,564
of which corporates	1,430	823	(468)	1,273	(1,373)	0	0	(17)		185	0		0	(107)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	896	749	(702)	1,185	(1,010)	0	0	(34)		(210)	0		0	(3)	871
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,323	1,157	(895)	4,086	(4,276)	0	(292)	(7)		182	0		0	(12)	4,266
Trading assets	16,503	5,807	(4,304)	8,213	(8,244)	1,493	(4,167)	(60)		(355)	0		0	(354)	14,532
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	554	1	(9)	15	(109)	0	0	0		(19)	0		(28)	(40)	365
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	2,388	1	(9)	216	(470)	0	0	0		(20)	0		(28)	(44)	2,034
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	35,862	11,188	(9,541)	13,701	(13,566)	6,055	(9,024)	(61)		(742)	(4)		(33)	(814)	33,021
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,358	249	(1,238)	184	(218)	10	(244)	11		18	8		403	(58)	2,483
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,578	5,477	(8,001)	251	(279)	9,440	(8,686)	14		(1,508)	8		380	(127)	21,547
Net assets/(liabilities) at fair value	11,284	5,711	(1,540)	13,450	(13,287)	(3,385)	(338)	(75)		766	(12)		(413)	(687)	11,474
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2016				2015
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(116)	(119)	(235)	[1]	691	(425)	266	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	29	154		83	6	89
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Quantitative information about level 3 assets at fair value
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
of which	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
of which	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,532
Investment securities	148	–	–		–	–	–
Other equity investments	365	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,034
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
of which	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
of which	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,679
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,827
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,483
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,547
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Fair value, unfunded commitments and term of redemption conditions
end of	2016							2015
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	65		1,281	[1]	1,346	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(1)		(1)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	65		1,280		1,345	0		81		1,600		1,681	0
Debt funds	215		77		292	0		184		76		260	1
Equity funds	2		51		53	0		0		0		0	0
Others	0		201		201	0		0		35		35	0
Hedge funds	217		329	[3]	546	0		184		111	[4]	295	1
Debt funds	5		0		5	20		11		0		11	17
Equity funds	232		0		232	41		428		0		428	114
Real estate funds	212		0		212	50		282		0		282	76
Others	116		0		116	58		312		0		312	141
Private equities	565		0		565	169		1,033		0		1,033	348
Equity method investments	348		637		985	218		660		196		856	100
Total funds held in other investments	1,130		966		2,096	387		1,877		307		2,184	449
Total fair value	1,195	[5]	2,246	[6]	3,441	387	[7]	1,958	[5]	1,907	[6]	3,865	449	[7]
1
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeembale on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 334 million and CHF 464 million attributable to noncontrolling interests in 2016 and 2015, respectively.
6 Includes CHF 231 million and CHF 9 million attributable to noncontrolling interests in 2016 and 2015, respectively.
7 Includes CHF 88 million and CHF 176 million attributable to noncontrolling interests in 2016 and 2015, respectively.
Nonrecurring fair value changes
end of	2016	2015
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2016			2015
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,276	4,495	(3,219)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	26	25	1	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	87,208	123	83,565	83,397	168
Loans	19,528	20,144	(616)	20,820	22,289	(1,469)
Other assets [1]	8,369	11,296	(2,927)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,120)	(1,059)	(61)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,634)	(19,638)	4	(32,398)	(32,381)	(17)
Short-term borrowings	(4,061)	(4,017)	(44)	(3,112)	(3,263)	151
Long-term debt	(71,970)	(75,106)	3,136	(80,002)	(84,351)	4,349
Other liabilities	(727)	(2,331)	1,604	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2016		2015		2014
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	(38)	[2]	9	[1]
of which related to credit risk	1		1		3
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,440	[1]	1,279	[1]	913	[1]
Other investments	214	[2]	240	[3]	373	[3]
of which related to credit risk	(3)		0		5
Loans	1,643	[1]	439	[1]	10	[2]
of which related to credit risk	(16)		(236)		(151)
Other assets	(507)	[2]	111	[1]	1,302	[1]
of which related to credit risk	(200)		(511)		387
Due to banks and customer deposits	(12)	[1]	4	[2]	(59)	[2]
of which related to credit risk	(22)		19		(17)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(112)	[1]	55	[2]	205	[2]
Short-term borrowings	323	[2]	439	[2]	152	[2]
Long-term debt	(1,136)	[2]	5,398	[2]	678	[2]
of which related to credit risk [4]	22		224		527
Other liabilities	443	[2]	314	[3]	(175)	[2]
of which related to credit risk	312		(95)		(162)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	2016	Cumulatively		2016
Financial instruments (CHF million)
Deposits	(29)	(34)		0
Short-term borrowings	0	(1)		0
Long-term debt	(1,355)	(715)		0
of which treasury debt over two years	(397)	(30)		0
of which structured notes over two years	(958)	(676)		0
Total	(1,384)	(750)		0
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2016 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	0	47,797	0	47,797
Loans	237,292	0	239,582	4,602	244,184
Other financial assets [1]	171,602	118,888	51,678	1,324	171,890
Financial liabilities
Due to banks and deposits	363,631	190,446	173,161	0	363,607
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	115,355	0	116,984	521	117,505
Other financial liabilities [2]	62,376	1,595	60,661	116	62,372
2015 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	0	39,872	0	39,872
Loans	231,395	4	232,391	6,150	238,545
Other financial assets [1]	150,743	90,740	58,456	1,796	150,992
Financial liabilities
Due to banks and deposits	349,015	197,645	151,774	0	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	112,091	0	112,638	778	113,416
Other financial liabilities [2]	63,970	32	63,496	578	64,106
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.